Share-based compensation	12 Months Ended
Dec. 31, 2024
Share-based compensation
Share-based compensation

19.Share-based compensation

Compensation expenses recognized for share-based were as follows:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	30,499	12,591	22,692
Selling, general and administrative	59,913	50,812	448,559
Research and development	120,796	72,246	605,333
Total	211,208	135,649	1,076,584

19.Share-based compensation (Continued)

2021 Incentive Plan

In August 2021, the Group adopted an incentive plan (“2021 Plan”) which authorizes grants of equity-based awards up to 150,000,000 ordinary shares of the Company to its management, employees and other eligible person of the Group.

In 2021, 2022, 2023 and 2024, the Group granted Restricted Share Units (“RSU”) subject to a 4-year service vesting condition and several vesting conditions related to the operational performance of the Group and the grantee’s individual performance. The operational performance of the Group is based on the Group’s automobile sales volume, market share in the defined segment and EBITDA as specified by the Group. Additionally, the 2021 Plan also include a condition where grantees can only vest upon the occurrence of the Company’s ordinary shares becoming listed securities, which substantially creates a performance condition (“IPO Condition”).

The Group made several grants of RSUs on August 20, 2021 as follows:

●	RSUs of 37,936,800 to its management, employees, and directors.
●	RSUs of 208,000 to the employees of the Group’s equity method investees.
●	RSUs of 18,415,600 to certain employees and management of Geely Auto, Geely Holding and related companies.

The Group made several grants of RSUs on September 30, 2022 as follows:

●	RSUs of 32,472,920 to the management and employees of the Group.
●	RSUs of 599,836 to the employees of the Group’s equity method investees.
●	RSUs of 4,884,400 to certain employees and management of Geely Auto, Geely Holding and related companies.

The Group made several grants of RSUs on June 30, 2023 as follows:

●	RSUs of 16,599,500 to the management and employees of the Group.
●	RSUs of 60,000 to the employees of the Group’s equity method investees.
●	RSUs of 1,295,800 to certain employees and management of Geely Auto, Geely Holding and related companies.

The Group made several grants of RSUs on April 10, 2024 as follows:

●	RSUs of 29,519,364 to the management and employees of the Group.
●	RSUs of 211,444 to the employees of the Group’s equity method investees.
●	RSUs of 2,041,000 to certain employees and management of Geely Auto, Geely Holding and related companies.

19.Share-based compensation (Continued)

2021 Incentive Plan (Continued)

For RSUs granted to the employees of the Group’s equity method investees, as there is no proportionate funding by the other investors and the Group does not receive any increase in the relative ownership percentage of the equity method investees, the Group measures the RSUs at their grant date fair value and recorded the corresponding amount in additional paid-in capital and long-term investment, according to guidance provided by ASC 323, Stock-Based Compensation Granted to Employees and Nonemployees of an Equity Method Investee.

For RSUs granted to employees and management of Geely Auto, Geely Holding and related companies, the Group measures these RSUs at their grant date fair value and recorded the corresponding amount in additional paid-in capital.

Before the consummation of IPO in May 2024, the Group did not record any compensation expenses for the years ended December 31, 2022 and 2023. Total share-based compensation amounted to RMB1,029,055 (US$ 140,980) relating to 2021 Incentive Plan were recorded for the year ended December 31, 2024. A summary of activities of RSUs for the years ended December 31, 2022, 2023 and 2024 is presented as follows:

		Weighted average
	Number of	grant date
	restricted share	fair value
	units	per share
		RMB
Unvested at January 1, 2022	52,964,800	11.4
Granted	37,957,156	19.1
Vested	—	—
Forfeited	4,894,880	11.4
Unvested at January 1, 2023	86,027,076	14.8
Granted	17,955,300	32.2
Vested	—	—
Forfeited	10,970,645	16.3
Unvested at January 1, 2024	93,011,731	17.9
Granted	31,771,808	14.9
Vested	45,555,414	15.1
Forfeited	14,594,231	18.3
Unvested at December 31, 2024	64,633,894	18.2
Expected to vest at December 31, 2024	46,955,547	18.3

The above fair values of the RSU are determined based on the fair value of the underlying ordinary share of the Company at the date of the grant, which is determined using a hybrid method comprising the probability weighted expected return method and the option pricing method.

The total amount of unrecognized compensation expenses was RMB329,984 (US$45,208), as of December 31, 2024, and is expected to be recognized over a weighted-average period of 2.2 years.

Geely Auto’s Share Incentive Plan

(a)   Service-based options:

On January 15, 2021, certain management, employees and directors of the Group were granted with 63,520,000 share options of Geely Auto by the Group’s shareholder, Geely Auto (“2021 Geely Auto Option Plan”) subject to a 6-year vesting schedule.

19.Share-based compensation (Continued)

Geely Auto’s Share Incentive Plan (Continued)

(a)   Service-based options: (Continued)

On November 22, 2023, certain management and employees of the Group were granted with 9,300,000 share options of Geely Auto by the Group’s shareholder, Geely Auto (“2023 Geely Auto Option Plan”) subject to a 7-year vesting schedule.

During the years ended December 31, 2023 and 2024, certain employees were transferred between Geely Auto or its related companies and the Group. Prior to their transfer, these employees were granted with unvested share options under 2021 Geely Auto Option Plan when they were employed by the Group, Geely Auto or its related companies. As part of the original option agreement, the terms and conditions per the share option agreement continued to be in effect for these employees subsequent to transfer, provided that these employees continued their employment within subsidiaries of Geely Auto. Net amount of options transferred in during the years ended December 31, 2023 and 2024 is 1,495,000 and 1,570,000, respectively. Then terms of these options are substantially same as those of the options granted in January 2021.

The Group measured the options granted to its management, employees and directors under the 2021 Geely Auto Option Plan and 2023 Geely Auto Option Plan at their grant date fair value and recognized as compensation cost with a corresponding amount recorded in additional paid-in capital.

The Group estimates the fair value of share options granted by Geely Auto using binomial option pricing model. The following table presents the assumptions used to estimate the fair value of the share options granted for the years ended December 31, 2021 and 2023:

	Year ended	Year ended
	December 31, 2021	December 31, 2023
Grant date fair value of the underlying share (HKD per share)	31.2	9.34
Exercise price (HKD per share)	32.7	9.56
Expected term	7 years	8 years
Expected volatility	48.66%	46.20%
Expected dividend yield	2%	1.49%
Risk free rate	0.55%	3.74%
Exercise multiple	2.8	1.5
Expected forfeit rate	8.3%	7.0%

1)Grant date fair value of the underlying share

Closing price of ordinary share of Geely Auto as traded on the Hong Kong Stock Exchange

2)Expected volatility

Expected volatility is assumed based on the historical volatility of Geely Auto in the period equal to the expected life of the grant.

3)	Expected Term

The expected term was the life of options extracted from option agreements.

4)	Risk-free rate

Risk-free rate was estimated based on yield curve of Hong Kong Government Debt yield as at the grant date.

19.Share-based compensation (Continued)

Geely Auto’s Share Incentive Plan (Continued)

(a)   Service-based options: (Continued)

5)	Expected dividend yield

The expected dividend yield was estimated by Geely Auto based on its expected dividend policy over the expected term of the options.

6)	Exercise multiple

Assumption on exercise multiple is made with reference to academic research.

7)	Expected forfeiture rate (per annum):

Employee forfeiture rate was estimated by the management using employee resignation statistics.

A summary of activities of the service-based options for years ended December 31, 2023 and 2024 is presented as follows:

			Weighted	Weighted
		Weighted	average	average
	Number of	average exercise	remaining	grant date	Aggregate
	options	price	contractual term	fair value	intrinsic value
		RMB	Years	RMB	RMB
Outstanding at January 1, 2022	56,420,000	27.3	6.0	10.0	—
Granted	—	—
Transferred	5,330,000	27.3		10.0
Exercised	—	—
Forfeited	8,320,000	27.3		10.0
Outstanding at January 1, 2023	53,430,000	27.3	5.0	10.0	—
Granted	9,300,000	8.7		3.9
Transferred	1,495,000	26.1		9.6
Exercised	—	—
Forfeited	2,150,000	27.3		10.0
Outstanding at January 1, 2024	62,075,000	24.5	4.6	9.1	—
Granted	—	—
Transferred	1,570,000	10.5		4.5
Exercised	117,750	8.7		3.9
Forfeited	1,610,000	19.2		7.3
Outstanding at December 31, 2024	61,917,250	24.3	3.6	9.0	51,221,400

Expected to vest at December 31, 2024	57,621,519	24.3	3.6	8.9	47,609,041
Exercisable at December 31, 2024	22,217,500	26.1	3.2	9.6	7,159,939

Total share-based compensation amounted to RMB147,768, RMB101,092 and RMB89,972 relating to Geely Auto Service - based options were recorded for the years ended December 31, 2022, 2023 and 2024, respectively. The total amount of unrecognized compensation expenses was RMB111,059 (US$15,215) as of December 31, 2024, and is expected to be recognized over a weighted-average period of 2.7 years.

19.Share-based compensation (Continued)

Geely Auto’s Share Incentive Plan (Continued)

(b)   Performance-based restricted share units (“RSU”):

Certain management, employees and directors of the Group were granted with Geely Auto’s ordinary share by Geely Auto (“Geely Auto RSU Plan”). The Geely Auto RSU Plan contains service condition and vesting conditions related to the operation results of the Geely Auto and the grantee’s individual performance, the operation performance of the Geely Auto is based on the Geely Auto’s automobile sales volume, market share and net profit as specified by Geely Auto. A total of 9,128,000 RSUs were granted to the Group’s management, employees and directors in August 2021 with a service vesting schedule of 4 years.

During the years ended December 31, 2023 and 2024, certain employees were transferred between Geely Auto or its related companies and the Group. These employees were granted with RSUs under Geely Auto RSU Plan when they were employed by the Group, Geely Auto or related parties. The terms and conditions of the unvested RSU are continued in effect after the transfer, provided that these employees continued their employment within subsidiaries of Geely Auto as part of the original grant agreements. Net amount of RSUs transferred in during the year ended December 31, 2023 and 2024 is 178,000 and 221,250, respectively. The terms of these RSU are substantially same as those of the RSU granted in August 2021.

A summary of activities of the performance-based RSUs for the years ended December 31, 2023 and 2024 is presented as follows:

	Number of	Weighted average
	restricted share	grant date
	units	fair value per share
		RMB
Unvested at January 1, 2022	8,395,805	22.3
Granted	—	—
Transferred	2,224,000	22.3
Vested	2,411,489	22.3
Forfeited	720,316	22.3
Unvested at January 1, 2023	7,488,000	22.3
Granted	—	—
Transferred	178,000	22.3
Vested	503,000	22.3
Forfeited	2,309,000	22.3
Unvested at January 1, 2024	4,854,000	22.3
Granted	—	—
Transferred	221,250	22.3
Vested	477,450	22.3
Forfeited	2,152,800	22.3
Unvested at December 31, 2024	2,445,000	22.3
Expected to vest at December 31, 2024	443,378	22.3

The total share compensation of RMB63,440 and RMB34,557 relating to Geely Auto RSU were recorded for the years ended December 31, 2022 and 2023, respectively. The total share compensation of RMB42,443 relating to Geely Auto RSU were reversed for the year ended December 31, 2024. The total amount of unrecognized compensation expenses as of December 31, 2024 were RMB1,651, and is expected to be recognized over a weighted-average period of 0.6 years.